Fair Value Measurements (Schedule Of Available For Sale Securities) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cost		$ 12,976	$ 12,552
Gross unrealized losses
Gross Unrealized Gains		106,220	65,214
Fair value		119,196	77,766
Available-for-sale Securities [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cost	625	5,207	7,786
Gross unrealized losses
Gross Unrealized Gains	334	106,220	65,214
Fair value	959	111,427	73,000
Cost-method Investments [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Cost		7,769	4,766
Gross unrealized losses
Fair value		$ 7,769	$ 4,766